Research And Development Expenses	12 Months Ended
Dec. 31, 2024
Research and Development Expense [Abstract]
Research And Development Expenses
14.	RESEARCH AND DEVELOPMENT EXPENSES
Research and development expenses are comprised of the following:

Year ended December 31,	2024	2023
Preclinical	$2,264,151	$1,616,238
Clinical	2,330,529	4,595,597
Manufacturing & analytical	5,550,178	4,986,502
Regulatory	221,453	341,589

Direct research and development	10,366,311	11,539,926

Pipeline development	—	83,637
Other research and development (Note 13(b))	578,814	472,194
Salaries and benefits	4,181,715	2,794,891
Share based payments (Note 1 2 (c))	1,102,577	697,877
License costs (Note 10)	—	5,000,000
Government grants (Note 1 5 )	—	(122,542)
SR&ED and other R&D tax incentives	(150,141)	(102,859)

Total expenses during the year (Note 13(b))	$16,079,276	$20,363,124